UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21098

LMP Real Estate Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

LMP REAL ESTATE INCOME FUND INC.

FORM N-Q

SEPTEMBER 30, 2008

LMP Real Estate Income Fund Inc.

Schedule of Investments (unaudited)	September 30, 2008

Shares	Security	Value
COMMON STOCKS — 68.0%
Apartments — 7.1%
200,000	Camden Property Trust	$9,172,000
60,000	Mid-America Apartment Communities Inc.	2,948,400
140,000	UDR Inc.	3,661,000
	Total Apartments	15,781,400
Diversified — 1.1%
140,000	Lexington Corporate Properties Trust	2,410,800

Health Care — 15.8%
180,000	HCP Inc.	7,223,400
110,000	Healthcare Realty Trust Inc.	3,206,500
150,000	Nationwide Health Properties Inc.	5,397,000
440,000	OMEGA Healthcare Investors Inc.	8,650,400
452,000	Senior Housing Properties Trust	10,771,160
	Total Health Care	35,248,460
Industrial — 3.4%
400,000	DCT Industrial Trust Inc.	2,996,000
262,500	First Potomac Realty Trust	4,512,375
	Total Industrial	7,508,375
Industrial/Office - Mixed — 3.8%
226,300	Liberty Property Trust	8,520,195

Lodging/Resorts — 1.5%
465,000	Ashford Hospitality Trust	1,883,250
65,000	Hospitality Properties Trust	1,333,800
	Total Lodging/Resorts	3,217,050
Office — 12.1%
305,000	Brandywine Realty Trust	4,889,150
800,000	HRPT Properties Trust	5,512,000
135,000	Kilroy Realty Corp.	6,451,650
145,000	Mack-Cali Realty Corp.	4,911,150
134,500	Parkway Properties Inc.	5,092,170
	Total Office	26,856,120
Regional Malls — 6.3%
150,000	CBL & Associates Properties Inc.	3,012,000
196,000	Glimcher Realty Trust	2,046,240
142,000	Macerich Co.	9,038,300
	Total Regional Malls	14,096,540
Retail - Free Standing — 4.8%
225,000	National Retail Properties Inc.	5,388,750
210,000	Realty Income Corp.	5,376,000
	Total Retail - Free Standing	10,764,750
Self Storage — 1.7%
250,000	Extra Space Storage Inc.	3,840,000

Shopping Centers — 6.5%
175,000	Cedar Shopping Centers Inc.	2,313,500
170,000	Developers Diversified Realty Corp.	5,387,300
180,000	Kite Realty Group Trust	1,980,000
225,000	Primaris Retail Real Estate Investment Trust	3,459,257
30,000	Tanger Factory Outlet Centers Inc.	1,313,700
	Total Shopping Centers	14,453,757
Specialty — 3.9%
160,000	Entertainment Properties Trust	8,755,200
	TOTAL COMMON STOCKS (Cost — $125,404,332)	151,452,647

See Notes to Schedule of Investments.

LMP Real Estate Income Fund Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2008

Shares	Security	Value
PREFERRED STOCKS — 31.7%
Apartments — 4.6%
	Apartment Investment & Management Co., Cumulative:
40,000	Series G, 9.375%	$860,000
113,000	Series U, 7.750%	1,966,200
120,000	Series Y, 7.875%	2,040,000
195,000	BRE Properties Inc., Series C, 6.750%	3,523,650
105,000	UDR Inc., 6.750%	1,932,000
	Total Apartments	10,321,850
Diversified — 8.1%
175,000	Duke Realty Corp., 6.950%	2,870,000
90,000	LBA Realty Fund LP, 8.750% (a)	3,060,000
	PS Business Parks Inc.:
125,000	Cumulative Redeemable, Series O, 7.375%	2,098,750
108,400	Series M, 7.200%	1,783,180
200,000	Public Storage Inc., Cumulative Redeemable, Series L, 6.750%	3,456,000
	Vornado Realty Trust:
150,000	Cumulative Redeemable, Series G, 6.625%	2,475,000
142,400	Series H, 6.750%	2,380,928
	Total Diversified	18,123,858
Health Care — 2.4%
150,000	HCP Inc., Series F, 7.100%	2,692,500
120,400	OMEGA Healthcare Investors Inc., Cumulative Redeemable, Series D, 8.375%	2,636,760
	Total Health Care	5,329,260
Lodging/Resorts — 3.3%
150,000	Ashford Hospitality Trust, Series D, 8.450%	1,650,000
71,100	Hospitality Properties Trust, Cumulative Redeemable, Series B, 8.875%	1,137,600
90,000	LaSalle Hotel Properties, Cumulative Redeemable, Series G, 7.250%	1,229,067
160,000	Strategic Hotels Capital Inc., 8.250%	1,850,000
100,100	Sunstone Hotel Investors Inc., Cumulative Redeemable, Series A, 8.000%	1,460,840
	Total Lodging/Resorts	7,327,507
Office — 3.5%
196,000	BioMed Realty Trust Inc., Series A, 7.375%	3,494,680
50,000	Brandywine Realty Trust, Series D, 7.375%	707,500
110,000	Corporate Office Properties Trust, Cumulative Redeemable, Series J, 7.625%	2,363,900
76,183	HRPT Properties Trust, Cumulative Redeemable, Series B, 8.750%	1,302,729
	Total Office	7,868,809
Regional Malls — 1.4%
85,000	Glimcher Realty Trust, Cumulative Redeemable, Series F, 8.750%	984,300
100,000	Taubman Centers Inc., Cumulative Redeemable, Series H, 7.625%	2,006,250
	Total Regional Malls	2,990,550
Retail - Free Standing — 2.2%
96,000	National Retail Properties Inc., Cumulative Redeemable, Series C, 7.375%	1,842,000
	Realty Income Corp., Cumulative Redeemable:
25,200	Series D, 7.375%	533,736
129,600	Series E, 6.750%	2,430,000
	Total Retail - Free Standing	4,805,736
Shopping Centers — 6.2%
73,000	Cedar Shopping Centers Inc., Cumulative Redeemable, Series A, 8.875%	1,606,000
23,300	Developers Diversified Realty Corp., Cumulative Redeemable, Class G, 8.000%	382,353
209,100	Kimco Realty Corp., 7.750%	4,267,731
80,000	Urstadt Biddle Properties Inc., Cumulative, Series C, 8.500%	7,420,000
	Total Shopping Centers	13,676,084
	TOTAL PREFERRED STOCKS
	(Cost — $99,459,975)	70,443,654
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $224,864,307)	221,896,301

See Notes to Schedule of Investments.

LMP Real Estate Income Fund Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value
SHORT-TERM INVESTMENT — 0.3%
Repurchase Agreement — 0.3%
$738,000	Interest in $482,062,000 joint tri-party repurchase agreement dated 9/30/08 with Barclays Capital Inc., 2.000% due 10/1/08; Proceeds at maturity - $738,041; (Fully collateralized by various U.S. government agency obligations, 2.624% to 4.000% due 5/13/09 to 8/26/11; Market value - $752,764) (Cost - $738,000)	738,000
	TOTAL INVESTMENTS — 100.0% (Cost — $225,602,307#)	$222,634,301

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

LMP Real Estate Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is high current income and the Fund’s secondary objective is capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Concentration Risk.  The Fund invests in securities related to the real estate industry and is subject to the risks of real estate markets, including fluctuating property values, changes in interest rates and other mortgage- related risks.

(c) Swap Contracts.  Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices or securities. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(d) Foreign Currency Translation.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) continued

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$222,634,301	$221,896,301	$738,000	—
Other Financial Instruments*	(1,294,156)	—	(1,294,156)	—
Total	$221,340,145	$221,896,301	$(556,156)	—

* Other financial instruments includes interest rate swaps.

3.  Investments

At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$40,540,928
Gross unrealized depreciation	(43,508,934)
Net unrealized depreciation	$(2,968,006)

At September 30, 2008, the Fund held the following interest rate swap contracts:

SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND *	PERIODIC PAYMENTS RECEIVED BY THE FUND *	UNREALIZED DEPRECIATION
Interest Rate Swaps:
Merrill Lynch Capital Services, Inc.	$30,000,000	7/22/12	4.440%	1-Month LIBOR	$(834,195)
Merrill Lynch Capital Services, Inc.	19,500,000	11/25/09	4.117%	1-Month LIBOR	(236,009)
Merrill Lynch Capital Services, Inc.	20,000,000	12/5/10	3.780%	1-Month LIBOR	(223,952)
Net unrealized depreciation on open swap contracts					$(1,294,156)

*  Percentage shown is an annual percentage rate.

4.  Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Real Estate Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	November 25, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	November 25, 2008